Debt - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Changes In Consolidated Debt [line items]
Accrued interest			$ 42,656,852
Financed public works contracts [member]
Disclosure Of Changes In Consolidated Debt [line items]
Changes in total debt: At the beginning of the year	[1]	$ 2,258,727,317	1,983,174,088
Loans obtained-financing institutions	[2]	1,652,151,747	1,292,197,518
Debt payments	[1]	(1,707,581,580)	(1,151,962,147)
Accrued interest	[3]	162,903,771	144,207,950
Interest paid	[1]	(157,256,625)	(130,989,150)
Foreign exchange	[1]	40,751,264	122,099,058
At the end of the year	[1]	$ 2,249,695,894	$ 2,258,727,317

[1]	(i) These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as Multiple Services Contracts), which do not generate cash flows.
[2]	(ii) Petróleos Mexicanos implemented a factoring scheme to support its suppliers. Amounts for 2021 and 2020 totaled Ps. 15,934,904 and Ps. 4,067,650, respectively, which did not represent cash flows.
[3]	(iv) During 2020, includes premiums, awards and interests, fees and expenses related to the issuance of debt in the amount of Ps. (228,822) and Ps. 53,073, respectively, and amortized cost of Ps. 1,868,501.